Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Schedule ii – Valuation and Qualifying Accounts
(for the years ended
December 31,
20
20
and
201
9
)

		Additions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at end of Period
	A$	A$	A$	A$	A$
Year ended December 31, 2019
Deferred income tax valuation allowance	4,904,560	4,623,711	0	(1,307,501)	8,220,770

Year ended December 31, 2020
Deferred income tax valuation allowance	8,220,770	1,731,761	(258,595)	0	9,693,936